Shareholders' Equity (Deficit) (Tables)	6 Months Ended
Jun. 30, 2023
Stockholders' Equity Note [Abstract]
Schedule of composition of shareholders' equity	A.Composition of shareholders’ equity (deficit):
	As of June 30, 2023		As of December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Unaudited		Audited
	Number of shares
Shares of NIS 0.05 par value:
Series Ordinary Shares	222,000,000	12,882,896	14,307,116	2,578,760
Series Convertible Ordinary 1 Shares	-	-	607,680	607,680
Series Convertible Ordinary 2 Shares	-	-	889,200	889,200
Series Convertible B Preferred Shares	-	-	2,047,200	2,047,200
Series Convertible B1 Preferred Shares	-	-	738,240	738,240
Series Convertible C Preferred Shares	-	-	3,410,564	2,928,960
Total	222,000,000	12,882,896	22,000,000	9,790,040